Convertible Notes (Details) - USD ($)								1 Months Ended		12 Months Ended
	Sep. 25, 2023	May 15, 2023	Apr. 13, 2023	Apr. 12, 2023	Sep. 23, 2022	Aug. 15, 2022	May 13, 2022	Sep. 25, 2023	Dec. 20, 2021	Jun. 30, 2023	Jul. 21, 2023	Jan. 06, 2023	Sep. 08, 2022
Convertible Notes (Details) [Line Items]
Original principal amount (in Dollars)												$ 20,000,000
Ordinary shares price equal percentage										85.00%
Purchase ordinary shares (in Shares)						16,363,636					2,600,000
Reverse stock split (in Shares)	200	6,000,000	200	406,504	200	8,182		600,000
Warrants value (in Dollars)										$ 559,467
Maximum [Member]
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.002									$ 0.0001
Minimum [Member]
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.02									$ 0.002
Convertible Note 2021 [Member]
Convertible Notes (Details) [Line Items]
Original principal amount (in Dollars)									$ 5,275,000
Original issue discount (in Dollars)									250,000
Other transaction costs (in Dollars)									$ 25,000
Outstanding balance per annum percentage										8.00%
Ordinary shares price equal percentage										85.00%
Equity component (in Dollars)										$ 1,092,460
Warrants value (in Dollars)										$ 212,105
Debt issuance costs description.										Debt issuance costs related to the original Convertible Note 2021 comprised of commissions paid to third party placement agent, lawyers, and warrants value of $880,025. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2021 based on their relative values. Issuance costs attributable to the liability component were $697,771 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $182,255 and netted with the equity component in stockholders’ equity of $1,092,460 and warrant value of $212,105.
Liability component fair value percentage										33.10%
Convertible Note 2021 [Member] | Note Warrant [Member]
Convertible Notes (Details) [Line Items]
Equity component (in Dollars)										$ 1,304,565
Convertible Note 2021 [Member] | Ordinary shares [Member]
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Convertible Note 2022 [Member]
Convertible Notes (Details) [Line Items]
Original principal amount (in Dollars)							$ 3,170,000
Original issue discount (in Dollars)							150,000
Other transaction costs (in Dollars)							$ 20,000
Outstanding balance per annum percentage										8.00%
Equity component (in Dollars)										$ 683,393
Warrants value (in Dollars)										$ 133,372
Debt issuance costs description.										The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2022 based on their relative values. Issuance costs attributable to the liability component were $438,856 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $120,611 and netted with the equity component in stockholders’ equity of $683,393 and warrant value of $133,372.
Liability component fair value percentage										34.51%
Convertible Note 2022 [Member] | Note Warrant [Member]
Convertible Notes (Details) [Line Items]
Equity component (in Dollars)										$ 816,765
Convertible Note 2022 [Member] | Ordinary shares [Member]
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Trigger Event [Member] | Convertible Note 2021 [Member]
Convertible Notes (Details) [Line Items]
Accrue lesser per annum percentage										22.00%
Trigger Event [Member] | Convertible Note 2021 [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage										12.00%
Trigger Event [Member] | Convertible Note 2021 [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage										5.00%
Trigger Event [Member] | Convertible Note 2022 [Member]
Convertible Notes (Details) [Line Items]
Accrue lesser per annum percentage										22.00%
Trigger Event [Member] | Convertible Note 2022 [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage										12.00%
Trigger Event [Member] | Convertible Note 2022 [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage										5.00%
Joseph Stone Capital, LLC [Member] | Convertible Note 2021 [Member]
Convertible Notes (Details) [Line Items]
Cash fee equal										6.50%
Purchase ordinary shares (in Shares)										157,934
Warrant exercisable term										5 years
Warrant exercisable price (in Dollars per share)										$ 2
Reverse stock split (in Shares)	79		79		79
Reverse stock split price per share (in Dollars per share)	$ 4,000		$ 4,000		$ 4,000
Joseph Stone Capital, LLC [Member] | Convertible Note 2022 [Member]
Convertible Notes (Details) [Line Items]
Cash fee equal										6.50%
Purchase ordinary shares (in Shares)										386,585
Warrant exercisable term										5 years
Reverse stock split (in Shares)	193		193		193
Reverse stock split price per share (in Dollars per share)	$ 980		$ 980		$ 980
Warrants exercisable price (in Dollars per share)										$ 0.49